Equity (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Options
Options Outstanding as of December 31, 2014 | shares	1,719,241
Granted | shares	1,020,951
Exercised | shares	(164,678)
Forfeited | shares	(125,772)
Options Outstanding as of December 31, 2015 | shares	2,449,742
Options exercisable as of December 31, 2015 | shares	1,064,712
Weighted Average Exercise Price
Options Outstanding as of December 31, 2014 | $ / shares	$ 43.89
Granted | $ / shares	32.78
Exercised | $ / shares	17.44
Forfeited | $ / shares	69.36
Options Outstanding as of December 31, 2015 | $ / shares	39.73
Options exercisable as of December 31, 2015 | $ / shares	$ 32.58